UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end: March 31, 2005

                    Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (62.6%) (2)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (16.7%):
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
         13,531      9.50%      10/1/2005                                 13,558
         12,223      9.25%      7/1/2008                                  12,843
         29,575      9.25%      8/1/2008                                  31,076
         42,465      9.50%      10/1/2008                                 44,746
         38,621      8.25%      12/1/2008                                 39,789
         44,688      9.75%      12/1/2008                                 47,261
         13,324      9.75%      12/1/2008                                 14,091
         20,675      9.00%      5/1/2009                                  21,612
          7,650      9.00%      6/1/2009                                   8,393
         32,431      9.00%      7/1/2009                                  33,925
         27,389      9.00%      7/1/2009                                  28,630
         18,834      9.25%      8/1/2009                                  19,550
         13,981      11.25%     10/1/2009                                 15,199
         60,257      9.75%      11/1/2009                                 63,725
         93,144      9.00%      12/1/2009                                 97,366
         64,545      9.50%      2/1/2010                                  67,952
         27,396      9.50%      5/1/2010                                  27,609
         23,090      9.50%      6/1/2010                                  24,309
         38,593      10.25%     6/1/2010                                  41,490
         70,622      9.25%      7/1/2010                                  72,281
         72,415      10.00%     11/1/2010                                 76,801
         22,861      9.50%      1/1/2011                                  24,650
         27,818      9.25%      3/1/2011                                  28,908
        155,352      9.50%      6/1/2011                                 162,174
         16,822      9.75%      6/1/2011                                  17,791
         48,987      11.25%     8/1/2011                                  54,301
         81,537      10.00%     11/1/2011                                 92,321
         11,063      11.00%     12/1/2011                                 12,295
        132,760      7.50%      10/1/2012                                139,853
         22,631      9.00%      10/1/2013                                 24,387
         63,492      10.50%     10/1/2013                                 70,467
        113,138      10.50%     5/1/2014                                 122,045
         44,000      11.00%     6/1/2015                                  48,520
         29,264      10.50%     9/1/2015                                  32,892
        257,944      9.00%      11/1/2015                                285,726
        422,468      8.50%      1/1/2016                                 458,396
         47,880      11.00%     2/1/2016                                  53,331
        675,306      8.50%      5/1/2016                                 733,055
         14,368      9.00%      5/1/2016                                  15,616
        332,529      9.00%      5/1/2016                                 368,344
         16,515      9.85%      5/1/2016                                  18,442
         42,612      9.25%      6/1/2016                                  46,642
         39,396      9.50%      6/1/2016                                  43,354
        100,553      9.00%      7/1/2016                                 109,287
         10,929      9.50%      7/1/2016                                  12,027
         17,582      9.50%      9/1/2016                                  18,746
         63,952      10.29%     9/1/2016                                  69,491
        145,891      8.00%      10/1/2016                                157,371
         93,765      9.00%      10/1/2016                                101,268
         51,578      9.50%      10/1/2016                                 56,759
         22,303      9.00%      11/1/2016                                 24,240
        858,806      8.00%      12/1/2016                                917,392
        326,331      9.75%      12/1/2016                                356,482
          8,224      8.50%      1/1/2017                                   8,919
         35,443      8.75%      1/1/2017                                  37,661
         10,731      9.00%      1/1/2017                                  11,663
         15,842      9.00%      1/1/2017                                  17,204
         20,670      9.00%      2/1/2017                                  22,466
        174,263      9.00%      2/1/2017                                 189,400
         55,042      9.00%      2/1/2017                                  58,016
         36,826      10.25%     2/1/2017                                  39,591
         23,116      9.25%      3/1/2017                                  25,303
          7,402      9.00%      4/1/2017                                   7,962
         69,638      9.00%      4/1/2017                                  71,160
         44,676      8.00%      5/1/2017                                  47,905
         84,365      8.50%      5/1/2017                                  91,490
         28,679      13.00%     5/1/2017                                  32,474
         72,938      9.00%      6/1/2017                                  79,390
         36,629      9.00%      6/1/2017                                  39,901
         82,738      9.50%      6/1/2017                                  91,324
         44,050      9.75%      6/1/2017                                  49,251
         76,695      5.50%      8/1/2017                                  79,527
          7,980      9.00%      9/1/2017                                   8,692

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
         41,642      9.50%      9/1/2017                                  45,927
         93,785      9.00%      10/1/2017                                102,163
         53,604      8.25%      12/1/2017                                 57,812
        267,624      9.75%      12/1/2017                                296,994
        392,235      9.25%      2/1/2018                                 421,144
         49,749      9.50%      4/1/2018                                  55,050
         63,274      9.00%      6/1/2018                                  68,184
         14,632      9.50%      10/1/2018                                 16,150
        142,970      9.50%      12/1/2018                                157,217
         19,317      9.25%      1/1/2019                                  20,074
         25,189      10.50%     1/1/2019                                  28,753
        230,200      9.25%      3/1/2019                                 244,613
        168,888      9.25%      3/1/2019                                 182,275
         23,298      11.00%     5/1/2019                                  25,560
        206,971      9.00%      6/1/2019                                 224,411
         12,296      9.50%      6/1/2019                                  13,110
        486,185      10.50%     6/1/2019                                 548,377
        437,774      9.50%      6/17/2019                                483,786
         51,167      11.00%     7/1/2019                                  57,527
        180,315      8.50%      10/1/2019                                196,325
         98,130      9.00%      10/1/2019                                107,320
         87,631      9.00%      10/1/2019                                 95,839
         24,309      9.00%      10/1/2019                                 26,342
        451,077      9.00%      3/1/2020                                 491,355
        253,138      10.00%     6/1/2020                                 289,133
        116,984      9.50%      7/1/2020                                 126,429
            868      10.50%     7/1/2020                                     991
         53,869      9.50%      8/1/2020                                  59,237
        230,771      9.00%      9/1/2020                                 241,981
          7,460      9.50%      9/1/2020                                   8,292
        208,822      10.00%     9/1/2020                                 235,794
        145,419      10.00%     3/1/2021                                 162,188
         86,290      7.50%      4/1/2021                                  92,444
        559,546      9.00%      6/1/2021                                 593,789
         29,482      9.00%      7/1/2021                                  32,370
         86,153      9.00%      7/1/2021                                  94,430
        264,846      9.50%      8/1/2021                                 291,697
         59,331      9.00%      10/1/2021                                 62,756
         74,615      10.00%     10/1/2021                                 82,836
      1,658,647      9.50%      12/17/2021                             1,838,698
         36,920      9.00%      3/1/2022                                  40,307
        206,172      8.50%      8/1/2023                                 223,647
        560,013      8.00%      12/1/2023                                599,258
        231,044      8.00%      7/1/2024                                 249,530
         21,440      8.50%      7/1/2024                                  23,417
        284,974      8.00%      9/1/2024                                 307,774
        484,938      8.00%      9/15/2024                                521,402
         93,074      8.50%      1/1/2025                                 101,119
        131,165      8.50%      4/1/2025                                 142,503
         76,939      9.00%      4/1/2025                                  83,610
         91,623      8.50%      5/1/2025                                  99,542
         41,776      8.50%      6/1/2025                                  45,387
        182,586      8.00%      11/1/2025                                197,056
        216,527      7.50%      5/1/2026                                 231,843
         64,070      8.50%      10/1/2026                                 69,992
        346,812      6.38%      12/1/2026                                356,913
         92,883      8.00%      12/1/2026                                100,267
        120,395      8.00%      1/1/2027                                 129,900
         39,154      7.50%      2/1/2027                                  41,993
        195,704      7.50%      4/1/2027                                 209,893
         79,609      6.38%      8/1/2027                                  82,490
        139,409      8.00%      10/1/2027                                150,404
        140,707      6.38%      12/1/2027                                145,799
        160,951      8.00%      1/1/2028                                 173,658
         75,994      8.00%      7/1/2028                                  81,785
      1,683,639      7.50%      7/1/2029                               1,802,733
        932,830      6.50%      8/1/2029                                 965,873
        711,542      8.50%      12/1/2029                                773,047
        211,487      7.50%      3/1/2030                                 226,446
        355,641      8.00%      6/1/2030                                 383,768
        583,520      8.50%      8/1/2030                                 637,411
        173,254      8.00%      11/1/2030                                186,572
         23,422      8.50%      12/1/2030                                 25,534
      1,801,612      7.50%      1/1/2031                               1,927,830
        991,196      8.50%      2/1/2031                               1,076,873

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
        162,708      8.50%      4/1/2031                                 177,202
      1,650,962      9.00%      5/1/2031                               1,827,785
         25,191      8.50%      8/1/2031                                  27,435
        252,332      7.50%      2/1/2032                                 270,181
        153,776      8.00%      2/1/2032                                 165,597
      3,617,857      7.50%      4/1/2032                               3,873,769
      5,066,776      7.00%      7/1/2032                               5,334,925
      2,510,651      7.50%      7/1/2032                               2,688,273
      2,498,855      3.08%      5/1/2034                               2,459,126
                                                                  --------------
                                                                      43,907,320
                                                                  --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (30.9%):
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
            630      9.50%      1/1/2006                                     636
          9,700      8.50%      8/1/2006                                   9,936
          1,758      11.00%     10/1/2006                                  1,782
         23,552      9.50%      9/1/2008                                  24,188
        164,021      9.00%      1/1/2009                                 172,587
         87,737      9.00%      5/1/2009                                  91,757
         98,245      9.00%      5/1/2009                                 101,831
         28,978      9.00%      5/1/2009                                  30,305
         62,346      9.00%      5/1/2009                                  64,931
         13,229      10.50%     5/1/2009                                  14,109
         70,646      8.00%      8/1/2009                                  73,901
         89,190      9.25%      10/1/2009                                 93,801
         78,091      9.50%      12/1/2009                                 83,041
         18,758      9.00%      4/1/2010                                  19,796
         31,763      9.25%      7/1/2010                                  33,706
      5,361,222      5.00%      11/1/2010                              5,417,523
         96,247      8.50%    11/1/2010                                  101,190
         17,502      10.75%   11/1/2010                                   18,741
         17,966      9.50%    1/1/2011                                    18,948
         73,515      9.00%    3/1/2011                                    77,994
          9,065      10.00%   3/1/2011                                     9,624
         71,885      10.00%   5/1/2011                                    77,156
          4,762      9.25%    4/1/2012                                     4,809
        630,165      7.50%    11/1/2012                                  641,559
        167,746      9.75%    1/15/2013                                  184,338
        116,719      10.00%   7/1/2013                                   125,986
        357,479      10.25%   8/15/2013                                  395,779
        548,272      8.50%    9/1/2013                                   565,168
         15,505      9.50%    10/1/2013                                   16,628
          6,007      11.00%   4/1/2014                                     6,744
         23,673      9.50%    5/1/2014                                    24,312
         89,690      10.00%   6/1/2014                                    93,886
        767,407      10.00%   2/1/2015                                   850,706
        949,837      10.00%   3/1/2015                                 1,067,154
         46,180      10.50%   5/1/2015                                    50,326
         45,259      11.00%   8/1/2015                                    49,265
        315,951      10.50%   1/1/2016                                   358,704
        735,292      8.50%    2/1/2016                                   796,983
        789,645      7.50%    3/1/2016                                   846,324
        285,810      8.00%    4/1/2016                                   306,031
          7,398      9.50%    4/1/2016                                     7,934
         82,821      9.50%    4/1/2016                                    89,353
      1,214,838      7.54%    6/1/2016                                 1,248,881
        174,243      9.00%    8/1/2016                                   189,495
         34,224      9.50%    9/1/2016                                    37,676
         57,496      9.25%    10/1/2016                                   62,958
         84,223      8.00%    11/1/2016                                   90,800
        183,750      9.00%    11/1/2016                                  199,833
         77,351      10.00%   11/1/2016                                   85,985
         65,611      9.25%    12/1/2016                                   71,843
        191,011      9.25%    2/1/2017                                   208,576
          7,649      9.25%    3/1/2017                                     8,376
         39,644      10.50%   3/1/2017                                    43,163
         42,131      8.50%    4/1/2017                                    45,576
         20,758      11.00%   4/1/2017                                    22,789
        133,400      8.50%    6/1/2017                                   137,793
         77,756      9.00%    6/1/2017                                    84,343
         23,196      9.00%    6/1/2017                                    23,733
         29,568      9.00%    7/1/2017                                    32,073
        919,766      6.00%    9/1/2017                                   953,465
         41,314      8.50%    9/1/2017                                    44,192
         39,497      9.00%    9/1/2017                                    43,164
         37,183      9.50%    9/1/2017                                    39,185

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
         66,486      9.00%    12/1/2017                                   72,118
        108,893      10.50%   12/1/2017                                  122,586
         43,200      9.00%    2/1/2018                                    47,212
         44,856      10.00%   3/1/2018                                    49,976
         66,711      8.00%    6/1/2018                                    70,188
        143,235      8.50%    8/1/2018                                   156,287
         91,599      9.50%    11/1/2018                                  102,068
         69,233      9.50%    12/1/2018                                   76,445
         34,984      6.49%    3/1/2019                                    35,726
         50,030      9.50%    5/1/2019                                    55,889
        482,530      10.00%   7/1/2019                                   534,907
         18,179      9.00%    9/1/2019                                    19,185
         64,182      10.00%   9/1/2019                                    72,237
         24,772      9.00%    10/1/2019                                   25,818
         80,020      9.50%    10/1/2019                                   88,362
         58,716      9.50%    12/1/2019                                   65,148
         99,556      10.00%   12/1/2019                                  109,069
         90,370      9.00%    12/15/2019                                  98,184
      1,100,784      9.50%    3/1/2020                                 1,205,358
         42,471      9.50%    3/1/2020                                    46,079
         92,926      9.50%    6/1/2020                                   103,547
        272,650      10.00%   6/1/2020                                   308,459
        833,532      8.33%    7/15/2020                                  926,798
        527,000      11.27%   8/15/2020                                  591,679
        213,890      9.50%    9/1/2020                                   236,244
        178,938      9.50%    9/1/2020                                   198,540
        214,818      9.50%    10/15/2020                                 235,805
         16,872      10.00%   11/1/2020                                   19,173
        193,842      9.50%    12/15/2020                                 213,978
         39,436      9.50%    12/15/2020                                  43,455
        125,881      9.75%    1/1/2021                                   141,600
         61,980      10.00%   1/1/2021                                    70,832
         26,881      10.00%   2/1/2021                                    30,178
         79,028      9.00%    3/1/2021                                    85,724
         75,015      9.50%    3/1/2021                                    83,337
         53,301      9.50%    4/15/2021                                   59,067
        623,956      8.00%    7/1/2021                                   672,037
        212,197      9.50%    7/1/2021                                   232,920
        553,116      6.95%    8/1/2021                                   576,388
          4,040      9.00%    9/1/2021                                     4,434
        322,823      9.75%    10/1/2021                                  363,088
        201,984      10.00%   10/1/2021                                  227,835
        217,504      8.00%    1/1/2022                                   234,280
         56,671      8.25%    4/1/2022                                    60,642
        417,305      8.50%    5/1/2022                                   452,288
        108,605      10.00%   5/1/2022                                   124,115
        184,395      10.00%   5/1/2022                                   207,010
      1,373,402      7.50%    6/1/2022                                 1,468,332
        147,825      8.50%    7/1/2022                                   162,087
      1,713,730      7.50%    10/1/2022                                1,831,203
        313,903      11.75%   10/20/2022                                 361,087
         70,691      8.00%    2/1/2023                                    75,974
        135,676      8.00%    5/1/2023                                   145,830
        479,712      7.50%    9/1/2023                                   512,596
         80,889      8.00%    9/1/2023                                    87,039
         85,264      8.50%    11/1/2023                                   93,037
        122,443      10.00%   1/1/2024                                   138,115
      1,312,375      7.50%    5/1/2024                                 1,402,336
         19,899      8.50%    5/1/2024                                    21,862
        558,490      8.00%    7/1/2024                                   599,961
        190,812      8.00%    8/1/2024                                   205,799
        220,010      8.50%    2/1/2025                                   238,454
         26,608      8.00%    4/1/2025                                    28,695
         68,653      9.00%    4/1/2025                                    75,672
        297,442      9.50%    4/1/2025                                   332,515
        225,283      9.50%    4/1/2025                                   248,749
        336,399      9.75%    4/1/2025                                   378,357
        434,408      7.50%    6/1/2025                                   465,096
        389,154      9.00%    6/15/2025                                  426,124
      1,890,556      9.55%    8/20/2025                                2,091,610
         78,307      8.50%    9/1/2025                                    85,317
        555,567      9.00%    11/1/2025                                  606,657
        656,653      9.50%    11/1/2025                                  732,289
        543,969      8.50%    12/1/2025                                  593,721
      1,433,250      7.87%    12/15/2025                               1,529,370
        185,962      8.87%    12/15/2025                                 206,890

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
        698,895      8.50%    1/1/2026                                   762,981
        389,342      8.50%    1/1/2026                                   425,043
        372,005      9.50%    3/1/2026                                   415,871
        273,253      7.00%    7/1/2026                                   288,180
        255,302      8.50%    7/1/2026                                   275,651
        480,261      8.50%    9/1/2026                                   524,187
        449,542      9.50%    9/1/2026                                   502,551
        345,544      9.50%    10/1/2026                                  386,674
      1,220,150      8.50%    11/1/2026                                1,332,183
         47,340      8.50%    12/1/2026                                   51,687
         41,728      9.00%    12/1/2026                                   44,979
          5,429      7.50%    3/1/2027                                     5,812
         25,094      7.00%    4/1/2027                                    26,748
        249,599      8.50%    5/1/2027                                   272,427
        273,189      9.00%    5/1/2027                                   297,703
        181,751      8.00%    6/1/2027                                   196,005
        416,083      8.50%    6/1/2027                                   454,237
         99,922      8.00%    7/1/2027                                   107,702
        357,784      9.34%    8/20/2027                                  408,465
         28,042      7.50%    9/1/2027                                    30,316
        161,351      8.00%    9/1/2027                                   175,007
         63,050      8.00%    10/1/2027                                   68,002
        671,798      10.00%   2/1/2028                                   763,283
        522,987      7.00%    5/1/2028                                   551,557
        311,299      8.00%    6/1/2028                                   335,211
        173,410      10.00%   7/1/2028                                   197,232
        427,077      8.38%    7/20/2028                                  465,810
        259,517      8.00%    9/1/2028                                   279,452
        861,178      8.50%    11/1/2028                                  940,312
      1,980,161      8.50%    12/1/2028                                2,161,976
        901,448      7.00%    1/1/2029                                   950,691
        250,093      8.00%    9/1/2029                                   271,044
         99,728      7.50%    11/1/2029                                  106,837
         68,255      8.00%    12/1/2029                                   73,191
        267,929      8.50%    12/1/2029                                  292,434
         32,520      7.50%    1/1/2030                                    34,749
        395,134      8.50%    1/1/2030                                   426,383
         32,717      8.00%    2/1/2030                                    35,244
         74,859      9.00%    5/1/2030                                    82,575
      1,083,667      8.29%    7/20/2030                                1,181,761
         73,414      8.50%    8/1/2030                                    79,265
        108,194      9.50%    8/1/2030                                   120,470
        161,223      9.00%    8/15/2030                                  177,383
        500,399      8.52%    9/15/2030                                  544,530
        175,314      8.50%    11/1/2030                                  188,950
         33,404      8.50%    11/1/2030                                   36,397
         59,507      9.00%    11/1/2030                                   65,777
        372,617      8.50%    12/1/2030                                  406,002
        984,298      7.50%    1/1/2031                                 1,052,306
        435,845      7.50%    1/1/2031                                   465,721
         22,267      8.50%    1/1/2031                                    24,017
        272,631      8.00%    2/1/2031                                   293,361
        601,809      8.00%    2/1/2031                                   647,114
        281,000      8.00%    3/1/2031                                   302,814
         95,757      9.00%    4/1/2031                                   105,819
         87,768      9.00%    6/1/2031                                    97,003
         29,967      9.00%    7/1/2031                                    32,588
         92,720      6.49%    2/1/2032                                    96,096
        538,818      7.00%    2/1/2032                                   568,251
        460,111      7.50%    3/1/2032                                   491,645
        232,320      8.00%    3/1/2032                                   248,484
         74,525      6.49%    4/1/2032                                    77,239
        540,556      7.00%    6/1/2032                                   573,084
      2,010,794      7.00%    6/1/2032                                 2,121,077
        787,727      7.50%    6/1/2032                                   844,658
        165,597      8.50%    6/1/2032                                   180,782
        715,463      7.00%    9/1/2032                                   754,703
      1,204,681      8.00%    9/1/2032                                 1,298,559
        494,419      7.00%    11/1/2032                                  521,427
        330,954      7.00%    11/1/2032                                  349,033
         78,762      5.76%    3/1/2033                                    80,287
      2,511,533      4.03%    4/1/2033                                 2,501,533
      1,545,440      7.00%    4/1/2034                                 1,629,862
        475,071      8.00%    8/1/2034                                   510,836
      1,385,515      7.50%    12/1/2034                                1,480,489
      4,390,885      8.45%    5/31/2035                                4,799,524
                                                                  --------------
                                                                      81,363,679
                                                                  --------------

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (15.0%):
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
          3,539      9.75%      8/15/2005                                  3,577
            728      9.75%      9/15/2005                                    736
          5,566      11.25%     9/15/2005                                  5,644
          1,347      11.25%     10/15/2005                                 1,365
          4,433      9.50%      1/15/2006                                  4,566
          3,780      9.75%      1/15/2006                                  3,898
          4,189      9.75%      2/15/2006                                  4,320
         18,574      9.00%      4/15/2006                                 19,068
         14,469      9.00%      4/15/2006                                 14,854
          5,300      8.75%      5/15/2006                                  5,434
          5,400      8.75%      5/15/2006                                  5,536
         21,331      9.00%      5/15/2006                                 21,898
         11,443      9.00%      5/15/2006                                 11,747
         76,434      9.00%      6/15/2006                                 78,466
          7,995      9.00%      6/15/2006                                  8,208
         39,926      9.00%      7/15/2006                                 40,987
          3,621      10.75%     8/15/2006                                  3,754
          9,141      8.75%      10/15/2006                                 9,372
          7,731      9.00%      10/15/2006                                 7,937
         39,059      9.00%      10/15/2006                                40,097
         15,855      8.75%      11/15/2006                                16,255
         11,543      8.75%      2/15/2007                                 12,180
         10,220      7.50%      3/15/2007                                 10,482
          7,192      8.75%      3/15/2007                                  7,589
          8,700      9.00%      6/15/2007                                  9,200
         28,173      9.00%      10/15/2007                                29,791
          9,681      9.00%      9/15/2008                                 10,157
         32,676      9.00%      9/15/2008                                 34,285
          3,746      9.00%      10/15/2008                                 3,930
         14,471      9.00%      11/15/2008                                15,183
         38,380      10.00%     11/15/2008                                41,725
         30,270      9.00%      12/15/2008                                31,760
          3,681      9.00%      2/15/2009                                  3,894
          2,199      9.00%      3/15/2009                                  2,327
         22,410      9.00%      4/15/2009                                 23,904
         14,243      9.00%      4/15/2009                                 15,068
          5,424      9.00%      5/15/2009                                  5,738
         38,886      10.25%     5/15/2009                                 42,386
         38,708      10.50%     6/15/2009                                 42,334
         10,227      9.50%      7/15/2009                                 10,910
         23,550      9.00%      8/15/2009                                 25,119
         37,908      9.50%      8/15/2009                                 40,439
         13,245      9.50%      8/15/2009                                 14,129
         99,082      9.75%      8/15/2009                                108,542
         19,489      9.00%      9/15/2009                                 20,788
          5,351      9.50%      9/15/2009                                  5,709
         17,784      9.50%      9/15/2009                                 18,917
         26,507      9.50%      9/15/2009                                 28,278
         56,975      9.75%      9/15/2009                                 62,415
         12,894      9.00%      10/15/2009                                13,641
         10,689      9.50%      10/15/2009                                11,403
         13,536      9.50%      10/15/2009                                14,440
         23,451      9.50%      10/15/2009                                25,017
          4,023      9.50%      10/15/2009                                 4,291
         45,949      9.50%      10/15/2009                                48,875
        122,951      9.50%      10/15/2009                               130,781
          7,922      9.50%      10/15/2009                                 8,427
          9,515      9.50%      10/15/2009                                10,150
         41,626      8.75%      11/15/2009                                44,678
         27,762      9.00%      11/15/2009                                29,898
         99,776      9.25%      11/15/2009                               108,522
         33,904      9.50%      11/15/2009                                36,999
          1,889      10.00%     11/15/2009                                 2,030
          7,786      9.00%      12/15/2009                                 8,305
         45,769      9.25%      1/15/2010                                 50,124
         99,146      9.50%      1/15/2010                                108,991
          4,050      10.75%     1/15/2010                                  4,473
         70,745      11.00%     1/15/2010                                 77,553
         54,143      11.00%     1/15/2010                                 59,353
         82,474      11.00%     1/15/2010                                 90,410
         38,564      9.50%      2/15/2010                                 41,330
         37,773      11.00%     3/15/2010                                 41,408
         40,419      9.25%      4/15/2010                                 44,265
         99,291      9.50%      4/15/2010                                107,428
         90,789      10.00%     6/15/2010                                100,722
          5,723      10.00%     6/15/2010                                  6,349
         12,028      11.00%     6/15/2010                                 13,185
         41,500      11.25%     6/15/2010                                 46,215

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
        116,437      9.00%      7/15/2010                                123,982
         11,327      10.00%     7/15/2010                                 12,566
         26,773      10.00%     7/15/2010                                 29,702
          8,149      10.50%     7/15/2010                                  9,006
         47,446      7.25%      8/15/2010                                 49,562
         30,639      9.50%      8/15/2010                                 33,681
        164,491      9.75%      8/15/2010                                181,799
         29,333      11.00%     9/15/2010                                 32,156
         48,255      11.25%     9/15/2010                                 53,737
          5,997      11.25%     9/15/2010                                  6,678
         15,001      10.00%     10/15/2010                                16,642
         46,402      9.25%      11/15/2010                                50,817
         42,618      9.50%      11/15/2010                                46,850
         47,699      9.75%      11/15/2010                                52,718
         98,359      10.00%     11/15/2010                               109,120
        232,751      9.75%      12/15/2010                               257,242
         25,600      9.50%      1/15/2011                                 28,309
        109,889      9.75%      1/15/2011                                122,480
        243,705      9.75%      1/15/2011                                271,629
          7,068      10.00%     1/15/2011                                  7,911
          4,367      11.25%     2/15/2011                                  4,886
          8,268      11.25%     2/15/2011                                  9,251
        115,240      9.50%      3/15/2011                                127,431
         23,603      11.25%     3/15/2011                                 26,412
         13,285      11.25%     3/15/2011                                 14,866
         49,625      11.25%     4/15/2011                                 55,529
        119,931      9.00%      5/15/2011                                130,667
         43,824      9.00%      5/15/2011                                 47,747
         11,834      11.25%     5/15/2011                                 13,242
         53,984      8.75%      6/15/2011                                 58,572
         80,381      9.00%      6/15/2011                                 87,577
        115,905      9.00%      7/15/2011                                126,281
          1,698      10.75%     7/15/2011                                  1,884
         18,434      11.25%     7/15/2011                                 20,627
          7,954      11.25%     7/15/2011                                  8,900
         36,246      11.25%     7/15/2011                                 40,558
         90,838      9.00%      8/15/2011                                 98,516
        103,362      9.00%      8/15/2011                                112,615
        105,658      9.00%      9/15/2011                                115,116
        110,458      9.00%      9/15/2011                                120,346
         70,031      9.00%      9/15/2011                                 76,300
         35,506      11.25%     9/15/2011                                 39,730
         71,065      9.00%      10/15/2011                                77,427
         16,474      11.25%     10/15/2011                                18,434
        215,842      8.75%      11/15/2011                               234,183
         74,927      9.25%      11/15/2011                                82,510
         30,177      10.25%     11/15/2011                                33,527
          4,992      11.25%     11/15/2011                                 5,586
        157,317      8.25%      12/15/2011                               168,659
         57,027      8.50%      12/15/2011                                61,399
         48,614      8.75%      12/15/2011                                52,745
         44,650      8.25%      1/15/2012                                 48,100
        178,309      8.50%      1/15/2012                                192,969
         41,875      9.00%      1/15/2012                                 45,843
         31,975      10.25%     1/15/2012                                 35,808
         35,484      10.25%     2/15/2012                                 39,736
          3,614      10.25%     2/15/2012                                  4,047
         17,338      9.25%      4/15/2012                                 19,195
         18,808      10.25%     7/15/2012                                 21,062
         38,945      8.00%      10/15/2012                                41,722
         30,507      9.75%      10/15/2012                                34,243
         18,798      9.75%      10/15/2012                                21,099
         19,045      9.75%      10/15/2012                                21,377
         42,244      9.75%      11/15/2012                                47,416
         29,803      9.75%      11/15/2012                                33,452
         47,077      9.75%      11/15/2012                                52,841
         20,645      9.75%      11/15/2012                                23,173
        364,893      6.25%      5/15/2013                                379,303
        837,218      8.00%      10/15/2014                               899,118
         73,928      8.50%      4/15/2015                                 80,945
         36,063      8.50%      4/15/2015                                 39,486
         50,908      9.00%      5/20/2015                                 55,146
        185,924      9.00%      7/15/2015                                202,143
         61,719      8.25%      8/15/2015                                 67,224
         37,630      9.00%      8/15/2015                                 40,913
        133,518      6.75%      9/15/2015                                141,727
         10,473      10.50%     9/15/2015                                 11,831
         13,645      10.50%     11/15/2015                                15,414

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
        143,353      9.00%      12/20/2015                               155,285
         16,466      9.50%      3/20/2016                                 18,104
         34,470      10.00%     3/20/2016                                 38,580
        133,136      7.50%      5/15/2016                                144,044
        106,240      8.00%      5/15/2016                                115,416
         22,546      9.00%      5/20/2016                                 24,482
        383,036      8.00%      6/15/2016                                416,121
         15,010      9.50%      6/15/2016                                 16,563
         28,207      9.00%      7/20/2016                                 30,629
        165,601      8.00%      9/15/2016                                179,904
        264,316      8.50%      9/15/2016                                290,266
         39,748      7.00%      9/20/2016                                 42,004
         46,353      9.50%      10/15/2016                                51,147
         44,821      9.50%      10/15/2016                                49,457
         38,763      9.50%      11/15/2016                                42,772
        139,993      8.00%      11/20/2016                               150,047
         47,297      9.50%      11/20/2016                                52,000
        211,370      8.50%      1/15/2017                                232,731
        158,046      9.00%      1/15/2017                                175,655
         16,535      9.50%      1/15/2017                                 18,301
         15,383      9.00%      3/20/2017                                 16,743
         14,414      9.50%      4/15/2017                                 15,954
        539,617      9.00%      6/15/2017                                599,739
        112,263      8.00%      7/15/2017                                121,630
        463,793      9.00%      7/15/2017                                515,467
         45,383      9.50%      8/15/2017                                 50,230
        317,289      9.00%      8/20/2017                                345,324
          4,135      9.50%      8/20/2017                                  4,560
         21,873      10.50%     8/20/2017                                 24,766
         30,402      9.50%      9/15/2017                                 33,649
         18,148      9.50%      9/15/2017                                 20,086
         19,451      10.00%     11/15/2017                                21,927
         82,977      9.50%      12/15/2017                                91,412
         27,750      9.50%      12/15/2017                                30,621
         87,934      9.50%      12/15/2017                                97,008
        195,590      9.50%      12/15/2017                               215,677
          6,615      9.50%      12/20/2017                                 7,295
          6,328      9.50%      4/15/2018                                  7,022
          8,153      9.50%      4/20/2018                                  9,014
         59,669      8.60%      5/15/2018                                 64,721
         18,921      9.00%      5/15/2018                                 20,977
         24,732      9.10%      5/15/2018                                 27,195
          3,200      9.50%      5/20/2018                                  3,538
         99,227      8.60%      6/15/2018                                107,630
        122,338      9.50%      6/15/2018                                135,745
         75,558      9.50%      6/20/2018                                 83,535
         32,975      9.50%      7/20/2018                                 36,457
         13,339      9.50%      8/15/2018                                 14,801
         25,904      9.50%      8/20/2018                                 28,640
         76,302      6.00%      9/15/2018                                 78,954
         48,045      9.50%      9/15/2018                                 53,310
         69,440      9.50%      9/15/2018                                 77,049
         79,209      9.50%      9/20/2018                                 87,572
        123,962      9.50%      9/20/2018                                137,051
         13,294      9.50%      9/20/2018                                 14,698
         81,264      8.63%      10/15/2018                                88,063
         39,307      9.50%      10/15/2018                                43,430
         53,951      10.50%     11/15/2018                                61,441
         18,318      9.50%      1/15/2019                                 20,372
        159,908      8.40%      2/15/2019                                174,792
         33,736      10.00%     2/15/2019                                 38,181
         29,412      10.00%     2/20/2019                                 33,170
         46,907      10.00%     3/20/2019                                 52,901
        565,691      8.25%      4/15/2019                                616,193
         68,335      8.40%      4/15/2019                                 74,696
         28,514      9.50%      4/15/2019                                 31,711
         24,252      10.00%     5/15/2019                                 27,447
        325,510      8.10%      5/20/2019                                352,035
         30,771      10.00%     5/20/2019                                 34,703
        127,778      8.40%      6/15/2019                                139,672
         64,168      10.50%     6/15/2019                                 73,216
         69,097      8.10%      6/20/2019                                 74,727
        136,209      8.10%      7/20/2019                                147,308
          9,092      9.50%      8/15/2019                                 10,112
        106,978      9.50%      8/20/2019                                118,546
         59,500      8.40%      9/15/2019                                 65,038
         87,492      8.40%      9/15/2019                                 95,636
         31,007      9.50%      9/15/2019                                 34,484

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
         87,653      8.10%      9/20/2019                                 94,796
        219,804      8.10%      9/20/2019                                237,715
         93,944      8.38%      10/15/2019                               102,617
        281,702      10.00%     10/15/2019                               325,750
         87,985      8.10%      10/20/2019                                95,155
          4,986      9.50%      10/20/2019                                 5,525
         44,408      10.00%     11/15/2019                                50,259
        306,375      9.00%      12/15/2019                               335,970
         10,585      9.00%      12/15/2019                                11,608
          9,103      9.50%      12/15/2019                                10,124
          3,332      9.50%      1/15/2020                                  3,713
        123,800      8.10%      1/20/2020                                134,095
        261,128      7.95%      2/15/2020                                282,445
        206,937      8.25%      2/15/2020                                225,770
         59,104      8.40%      2/15/2020                                 64,711
        322,730      10.50%     2/15/2020                                367,065
         80,554      8.10%      4/20/2020                                 87,253
        214,870      7.75%      6/15/2020                                231,351
        273,759      7.75%      7/15/2020                                294,758
          8,548      10.00%     7/15/2020                                  9,690
        137,411      8.10%      7/20/2020                                148,838
        221,180      7.75%      8/15/2020                                238,146
        300,147      7.75%      8/15/2020                                323,170
          8,602      9.50%      10/15/2020                                 9,585
        113,561      7.75%      11/15/2020                               122,272
          4,820      7.90%      11/20/2020                                 5,183
         33,165      10.00%     12/15/2020                                37,594
         15,068      9.50%      1/15/2021                                 16,818
         46,977      7.90%      1/20/2021                                 50,510
         39,494      7.90%      1/20/2021                                 42,464
         13,683      9.50%      2/15/2021                                 15,272
         93,023      7.99%      2/20/2021                                100,228
         31,285      7.90%      4/20/2021                                 33,637
         63,906      7.99%      4/20/2021                                 68,855
        215,026      9.00%      6/15/2021                                236,565
        117,527      10.00%     6/15/2021                                133,403
        163,468      7.99%      7/20/2021                                176,128
          3,229      9.00%      7/20/2021                                  3,539
         44,979      9.50%      8/15/2021                                 50,205
        263,479      10.50%     8/15/2021                                304,877
         52,841      7.90%      8/20/2021                                 56,814
        165,736      7.99%      9/20/2021                                178,572
        149,867      7.65%      10/20/2021                               160,198
        146,739      7.99%      10/20/2021                               158,104
          3,736      9.00%      10/20/2021                                 4,096
        152,384      8.50%      12/15/2021                               167,510
        249,999      7.99%      1/20/2022                                269,310
        463,024      7.99%      6/20/2022                                498,791
         68,512      7.27%      7/20/2022                                 73,171
         73,905      7.55%      7/20/2022                                 78,793
        138,232      7.65%      7/20/2022                                147,722
         20,145      8.50%      7/20/2022                                 22,090
        299,966      9.50%      8/15/2022                                335,320
        623,948      7.75%      10/15/2022                               677,442
        170,526      7.55%      10/20/2022                               181,804
        133,287      8.50%      10/20/2022                               146,156
        428,776      7.50%      12/15/2022                               462,513
         29,284      7.05%      2/15/2023                                 31,275
      2,970,368      6.50%      5/15/2023                              3,104,694
         49,328      8.00%      7/20/2023                                 53,132
         24,562      8.00%      8/15/2023                                 26,579
         48,669      8.00%      12/20/2023                                52,421
         18,445      8.00%      2/20/2024                                 19,867
         79,633      8.50%      9/20/2024                                 87,516
        390,231      9.00%      11/15/2024                               428,262
        133,738      8.50%      3/20/2025                                147,004
         53,902      9.00%      7/20/2025                                 59,342
        212,285      8.00%      2/20/2026                                228,637
        192,812      9.00%      4/15/2026                                212,913
         42,400      8.00%      12/15/2026                                45,879
         38,434      8.00%      12/20/2026                                41,394
        326,365      8.50%      12/20/2026                               355,070
      1,022,783      7.50%      2/15/2027                              1,097,844
         20,336      8.25%      4/15/2027                                 22,064
         87,479      8.25%      6/15/2027                                 94,911
        237,826      6.38%      12/15/2027                               248,315
        516,063      7.00%      2/15/2028                                546,386
        309,000      6.38%      4/15/2028                                322,500
         53,499      8.00%      4/15/2028                                 57,856

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
        490,906      8.00%      4/15/2028                                531,103
         68,561      6.75%      8/15/2028                                 72,282
        107,643      7.25%      10/15/2028                               114,846
        136,489      6.75%      6/15/2029                                143,806
        228,618      6.75%      6/15/2029                                240,873
         53,909      8.00%      9/15/2029                                 58,288
        398,255      7.00%      1/15/2030                                421,846
         27,047      8.50%      8/15/2030                                 29,482
         11,919      10.00%     10/15/2030                                13,617
         92,283      7.69%      12/15/2030                                98,994
        401,348      7.00%      1/15/2031                                425,118
        462,570      7.38%      3/15/2031                                468,758
        166,017      6.49%      9/20/2031                                172,818
        487,319      7.00%      10/15/2031                               515,954
        347,392      6.49%      11/20/2031                               361,622
         50,038      6.49%      12/20/2031                                52,088
        361,338      6.49%      4/20/2032                                376,095
         79,886      6.49%      5/20/2032                                 83,149
         56,493      6.49%      6/20/2032                                 58,800
         76,181      6.49%      6/20/2032                                 79,293
         98,934      6.49%      8/20/2032                                102,974
         40,821      6.57%      9/20/2032                                 42,596
        794,702      7.00%      11/15/2032                               841,721
        117,094      6.57%      11/20/2032                               122,187
         90,076      6.49%      12/20/2032                                93,755
         85,199      6.57%      12/20/2032                                88,904
        180,425      6.57%      1/20/2033                                188,220
        243,694      5.76%      3/20/2033                                249,429
        112,953      5.76%      3/20/2033                                115,611
         84,326      5.76%      3/20/2033                                 86,311
         84,476      6.05%      3/20/2033                                 86,980
         85,841      6.57%      3/20/2033                                 89,549
        118,071      5.76%      5/20/2033                                120,850
        448,982      5.76%      5/20/2033                                459,549
        110,302      5.76%      6/20/2033                                112,898
         96,552      5.76%      6/20/2033                                 98,825
                                                                  --------------
                                                                      39,518,100
                                                                  --------------

Total mortgage pass-through securities                               164,789,099
    (cost: $163,904,103)                                          --------------

TAXABLE MUNICIPAL SECURITIES (0.4%) (2)
        236,000      Bernalillo Multifamily Rev. Series
                       1998A, 7.50%, 9/20/20                             259,494
         65,000      Cuyahoga County Multifamily Rev.
                       Series 2000B, 7.00%, 1/20/08                       68,658
          5,000      Dakota Multifamily Rev. Series
                       1999A, 6.50%, 12/20/05                              5,053
         95,000      Louisiana Comm. Dev. Auth Rev.
                       Series 2002B, 5.25%, 12/20/07                      95,761
        430,000      Maplewood Multifamily Rev.
                       Series 1998B, 6.75%, 7/20/15                      448,404
         82,000      Nortex Multifamily Rev. Series
                       1999T, 6.50%, 3/20/06                              82,833
                                                                  --------------

Total taxable municipal securities                                       960,203
    (cost: $913,000)                                              --------------

U.S. TREASURY /FEDERAL AGENCY SECURITIES (8.3%) (2)
                     Federal Home Loan Bank:
      5,000,000        2.50%, 6/30/09                                  4,944,615
      2,170,000        5.62%, 8/6/18                                   2,170,382
      5,000,000      FNMA Strip, zero coupon,
                       4.88% effective yield, 11/15/30                 1,542,215
                     U.S. Treasury Strips, zero coupon:
      6,300,000        3.80% effective yield, 8/15/11                  4,997,242
     21,500,000        4.80% effective yield, 11/15/27                 8,173,634
                                                                  --------------

Total U.S. Treasury / Federal Agency securities                       21,828,088
    (cost: $20,833,696)                                           --------------

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (25.5%) (2)

    FEDERAL HOME LOAN MORTGAGE CORP.:
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
        814,607      4.00%      11/15/2014                               805,167
        751,252      7.50%      6/15/2017                                805,843
      2,374,089      4.25%      11/15/2017                             2,351,463
      2,149,225      9.50%      2/15/2020                              2,332,011
         57,568      9.15%      10/15/2020                                59,393
         30,477      7.75%      3/18/2025                                 31,900
      3,000,000      4.00%      5/31/2025                              2,882,987
      1,000,000      3.50%      5/15/2029                                967,500
        487,379      7.50%      9/15/2030                                506,832
      5,115,245      3.25%      4/15/2032                              4,858,537
        564,683      4.00%      12/15/2032                               548,864

    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
        247,804      9.50%      12/25/2018                               273,631
        816,174      9.00%      7/25/2019                                887,962
        526,451      9.00%      12/25/2019                               575,527
        249,028      9.25%      1/25/2020                                273,515
        514,723      9.50%      3/25/2020                                569,899
        544,520      9.60%      3/25/2020                                602,428
        114,903      9.50%      4/25/2020                                124,482
        179,980      9.00%      5/25/2020                                193,587
        285,520      9.50%      5/25/2020                                314,489
        105,289      9.00%      6/25/2020                                115,258
        261,109      9.00%      6/25/2020                                282,924
         41,348      9.00%      7/25/2020                                 45,248
        112,980      8.75%      9/25/2020                                119,468
        285,920      9.00%      9/25/2020                                312,911
        287,221      8.95%      10/25/2020                               314,510
        174,425      9.00%      10/25/2020                               190,755
        367,488      9.50%      11/25/2020                               406,960
        142,350      7.00%      1/25/2021                                149,634
         55,878      8.50%      1/25/2021                                 60,577
         88,906      8.50%      4/25/2021                                 93,930
        452,498      8.50%      9/25/2021                                490,503
        837,588      7.00%      1/25/2022                                867,895
        419,047      8.00%      7/25/2022                                440,331
        330,477      5.00%      8/25/2022                                332,435
        795,363      3.00%      2/15/2023                                754,544
         71,436      7.70%      3/25/2023                                 76,436
        330,757      9.00%      3/1/2024                                 349,016
        151,580      8.50%      1/25/2025                                163,465
        167,468      8.20%      4/25/2025                                178,970
      1,797,748      9.00%      11/25/2028                             1,987,006
        128,355      9.50%      11/25/2031                               139,033
      1,892,400      4.00%      11/25/2032                             1,876,804
        282,013      4.00%      1/25/2033                                269,619
      4,546,822      3.50%      2/25/2033                              4,302,511
      1,475,947      3.50%      3/25/2033                              1,447,925
      2,158,386      4.00%      3/25/2033                              2,091,339
      1,463,822      3.75%      5/25/2033                              1,392,777
        698,856      8.00%      7/25/2044                                749,587

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
        972,549      4.00%      10/17/2029                               962,541
        684,477      8.00%      1/16/2030                                726,560
      2,000,000      5.00%      5/16/2030                              2,010,898
      2,389,020      7.00%      1/20/2032                              2,612,532

    VENDEE MORTGAGE TRUST:
        Par ($)      Coupon     Maturity                     Market Value ($)(1)
        -------      ------     --------                     -------------------
        183,975      7.50%      11/15/2014                               184,052
        149,142      5.63%      2/15/2024                                152,276
        197,434      6.50%      10/15/2025                               199,365
        600,778      8.29%      12/15/2026                               630,057
      2,000,000      6.00%      4/15/2027                              2,041,867
      5,000,000      7.00%      9/15/2027                              5,286,366
      1,000,000      5.00%      8/15/2028                                995,679
      7,853,918      6.50%      12/15/2028                             8,370,588

===============================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
===============================================================================

-------------------------------------------------------------------------------
QUANTITY/PAR ($)     NAME OF ISSUER                            MARKET VALUE (1)
-------------------------------------------------------------------------------
      2,000,000      6.00%      2/15/2030                             2,079,439
      1,000,000      5.00%      7/15/2030                               992,578
                                                                 --------------

Total collateralized mortgage obligations                            67,213,186
    (cost: $67,648,236)                                          --------------

SHORT-TERM SECURITIES (2.9%) (2)
      1,979,000    FFCB, 2.97%, 7/8/05                                1,977,857
      2,800,000    FFCB, 2.97%, 7/8/05                                2,798,383
      2,927,361    Dreyfus Cash Mgmt. Fund, 2.84%                     2,927,361
                                                                 --------------

Total short-term securities                                           7,703,601
    (cost: $7,703,601)                                           --------------

Total investments in securities
    (cost: $261,002,636)                                         $  262,494,177
                                                                 ==============

Other Assets and Liabilities, Net (0.3%)                                856,016

                                                                 --------------
Total Net Assets                                                 $  263,350,193
                                                                 ==============

                                                                 --------------
Aggregate Cost                                                      261,002,636
                                                                 --------------

Gross Unrealized Appreciation                                         3,212,486
Gross Unrealized Depreciation                                        (1,720,944)
                                                                 --------------
Net Unrealized Appreciation (Depreciation)                            1,491,542
                                                                 ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 26, 2005


By:      /s/ Eugene C. Sit
         ----------------------------------
         Eugene C. Sit
         Chairman

Date:    August 26, 2005